Xtrackers Municipal Infrastructure Revenue Bond ETF Investment Strategy - Xtrackers Municipal Infrastructure Revenue Bond ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”), which is designed to track the performance of the US long-term tax exempt bond market, consisting of infrastructure revenue bonds. The fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning that it will generally invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The fund will invest at least 80% of its total assets (but typically far more) in instruments that comprise the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index.The Underlying Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies, and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects, such as water and sewer systems, public sewer systems, toll roads, bridges, tunnels and many other public use projects.As of July 31, 2025, the Underlying Index consisted of 779 securities (181 issuers) with an average amount outstanding of approximately $92 million and a minimum amount outstanding of approximately $9 million. The Underlying Index is a total return index, which assumes that any cash distributions are reinvested back into the Underlying Index.The Underlying Index is designed to only hold those bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or double-barreled entities (whose bonds are backed by both a dedicated revenue stream and a general obligation pledge).The Underlying Index may include private activity bonds, industrial development bonds, special tax bonds and transportation bonds.Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds, when distributed by the fund as “exempt-interest dividends” to shareholders, may be subject to the US federal alternative minimum tax applicable to individuals (“AMT”).Special tax bonds are payable for and secured by the revenues derived by a municipality from a particular tax (e.g., tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor). Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality.Transportation bonds are obligations of issuers that own and operate public transit systems, ports, highways, turnpikes, bridges and other transportation systems.In order to be eligible for inclusion in the Underlying Index, the municipal securities must be offered publicly; meet a minimum amount outstanding and deal amount; be investment-grade; have a fixed-rate coupon payment; and are not prefunded/escrowed to maturity. Municipal bonds which are subject to the AMT and state and local taxes are eligible for inclusion in the Underlying Index. The Underlying Index does not attempt to achieve a particular duration (which is a measure of a bond’s sensitivity to interest rates), but the Underlying Index limits eligibility for inclusion to municipal securities which have a stated final maturity of 10 years or longer and are not callable for at least the next 5 years. Under normal circumstances, the Underlying Index is reconstituted and rebalanced on a monthly basis. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions and rebalancings (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and its territories which are classified as “municipal infrastructure revenue” bonds based on the Underlying Index’s criteria summarized above, whose income is free from regular federal income tax. Because municipal securities that pay interest subject to the AMT may be included in the Underlying Index without limit, the fund may invest an unlimited amount of its net assets in municipal securities whose income is subject to the AMT.As of July 31, 2025, a significant percentage of the Underlying Index was comprised of municipal securities of issuers in New York and California.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The Underlying Index is sponsored by Solactive AG (“Solactive” or “Index Provider”), which is independent of the fund and the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by Solactive.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.